Shareholder Report, Holdings (Details) - NORTHQUEST CAPITAL FUND INC	Jun. 30, 2025
Arthur Gallagher Co [Member]
Holdings [Line Items]
Percent of Total Investments	6.82%
Fortinet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.92%
Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Total Investments	5.74%
Mastercard Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.67%
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.57%
Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.52%
Intuit Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.04%
Sand P Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.61%
Cash Equivalent [Member]
Holdings [Line Items]
Percent of Total Investments	2.79%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.65%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.95%
Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	21.71%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.65%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	41.14%